Calvert
Emerging Markets Advancement Fund
June 30, 2020
Schedule of Investments (Unaudited)

Common Stocks — 85.3%

Security	Shares	Value
Brazil — 0.1%
Banco Bradesco S.A., PFC Shares	3,450	$ 13,132
Cia de Saneamento do Parana, PFC Shares	10,000	11,548
		$ 24,680
China — 29.8%
3SBio, Inc.(1)(2)(3)	6,000	$ 7,637
AAC Technologies Holdings, Inc.(3)	5,000	30,879
Agile Group Holdings, Ltd.	12,000	14,224
Agricultural Bank of China, Ltd., Class H	278,000	112,519
Alibaba Group Holding, Ltd. ADR(2)	9,791	2,111,919
A-Living Services Co., Ltd., Class H(1)	2,750	13,976
Anhui Conch Cement Co., Ltd., Class H	12,000	81,314
ANTA Sports Products, Ltd.	7,000	62,279
Autohome, Inc. ADR	700	52,850
Bank of China, Ltd., Class H	635,000	235,225
Bank of Communications Co., Ltd., Class H	211,000	130,645
Baozun, Inc. ADR(2)(3)	300	11,535
BeiGene, Ltd.(2)	4,600	67,674
Beijing Capital International Airport Co., Ltd., Class H	14,000	8,762
Beijing Enterprises Water Group, Ltd.	30,000	11,772
BEST, Inc. ADR(2)(3)	1,955	8,367
Brilliance China Automotive Holdings, Ltd.	16,000	14,481
BYD Co., Ltd., Class H(3)	3,500	27,287
China Aoyuan Group, Ltd.	10,000	12,222
China CITIC Bank Corp, Ltd., Class H	116,000	50,832
China Communications Services Corp., Ltd., Class H	16,000	10,027
China Conch Venture Holdings, Ltd.	13,000	55,177
China Everbright International, Ltd.	19,000	10,081
China Evergrande Group(3)	15,000	39,032
China Galaxy Securities Co., Ltd., Class H	23,000	12,521
China Hongqiao Group, Ltd.	18,500	8,238
China International Capital Corp., Ltd., Class H(1)(2)(3)	19,600	38,780
China Jinmao Holdings Group, Ltd.	22,000	15,657
China Lesso Group Holdings, Ltd.	11,000	14,438
China Literature, Ltd.(1)(2)(3)	1,800	12,205
China Longyuan Power Group Corp., Ltd., Class H	22,000	12,404
China Medical System Holdings, Ltd.	8,000	9,461
China Mengniu Dairy Co., Ltd.	22,000	84,361
China Merchants Bank Co., Ltd., Class H	33,000	152,927
China Minsheng Banking Corp., Ltd., Class H	79,000	54,380
China Mobile, Ltd.	37,000	249,826
China National Building Material Co., Ltd., Class H	38,000	40,759
China Oilfield Services, Ltd., Class H	12,000	10,936
China Pacific Insurance Group Co., Ltd., Class H	33,000	88,694
China Resources Cement Holdings, Ltd.	18,000	22,200
Security	Shares	Value
China (continued)
China Resources Land, Ltd.	20,000	$ 76,444
China Telecom Corp, Ltd., Class H	66,000	18,539
China Tower Corp, Ltd., Class H(1)	258,000	45,848
China Unicom (Hong Kong), Ltd.	30,000	16,323
China Vanke Co., Ltd., Class H	10,700	34,151
CIFI Holdings Group Co., Ltd.	14,000	11,029
CNOOC, Ltd.	129,000	144,780
Country Garden Holdings Co., Ltd.	45,000	55,813
Country Garden Services Holdings Co., Ltd.	7,000	32,678
CRRC Corp., Ltd., Class H	24,000	10,189
CSPC Pharmaceutical Group, Ltd.	36,000	68,180
Dali Foods Group Co., Ltd.(1)	17,500	10,666
ENN Energy Holdings, Ltd.	5,300	59,893
Far East Horizon, Ltd.	15,000	12,805
GDS Holdings, Ltd. ADR(2)	914	72,809
Geely Automobile Holdings, Ltd.	33,000	52,429
Genscript Biotech Corp.(2)(3)	4,000	8,272
GF Securities Co., Ltd., Class H	10,400	11,201
GOME Retail Holdings, Ltd.(2)(3)	67,000	11,231
Great Wall Motor Co., Ltd., Class H	15,000	9,441
Greentown Service Group Co., Ltd.	8,000	9,482
Guangdong Investment, Ltd.	20,000	34,498
Guangzhou Automobile Group Co., Ltd., Class H	12,000	8,743
Guangzhou R&F Properties Co., Ltd., Class H	7,200	8,473
Haidilao International Holding, Ltd.(1)(3)	5,000	21,250
Haitong Securities Co., Ltd., Class H(2)	38,000	30,873
Hengan International Group Co., Ltd.	3,000	23,614
Huaneng Power International, Inc., Class H	22,000	8,298
Huatai Securities Co., Ltd., Class H(1)	20,600	32,976
Huazhu Group, Ltd. ADR(3)	1,672	58,604
Innovent Biologics, Inc.(1)(2)	4,500	33,492
iQIYI, Inc. ADR(2)(3)	2,054	47,632
JD.com, Inc. ADR(2)	8,480	510,326
Jiangsu Expressway Co., Ltd., Class H	10,000	11,753
JOYY, Inc. ADR(2)	300	26,565
Kingdee International Software Group Co., Ltd.	16,000	37,438
Kingsoft Corp., Ltd.(3)	5,000	23,420
Kunlun Energy Co., Ltd.	20,000	13,098
KWG Property Holding, Ltd.	9,500	16,141
Li Ning Co., Ltd.	12,000	38,429
Logan Group Co., Ltd.	8,000	14,293
Longfor Group Holdings, Ltd.(1)	11,000	52,655
Meituan Dianping, Class B(2)	21,900	489,385
Minth Group, Ltd.	4,000	11,482
Momo, Inc. ADR	1,100	19,228
NetEase, Inc. ADR	500	214,690
New China Life Insurance Co., Ltd., Class H	11,000	37,096

Calvert
Emerging Markets Advancement Fund
June 30, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
China (continued)
New Oriental Education & Technology Group, Inc. ADR(2)	1,040	$ 135,439
NIO, Inc. ADR(2)	3,300	25,476
People's Insurance Co. Group of China Ltd. (The), Class H	58,000	17,008
Pinduoduo, Inc. ADR(2)	2,441	209,535
Ping An Healthcare and Technology Co., Ltd.(1)(2)(3)	1,900	29,130
Ping An Insurance (Group) Co. of China, Ltd., Class H	39,000	388,790
Postal Savings Bank of China Co., Ltd., Class H(1)	120,000	69,146
Semiconductor Manufacturing International Corp.(2)(3)	21,000	73,667
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	16,000	35,726
Shanghai Fosun Pharmaceutical Group Co., Ltd., Class H	3,500	11,734
Shenzhen International Holdings, Ltd.	6,500	10,405
Shimao Group Holdings, Ltd.	8,000	34,202
Silergy Corp.	1,000	65,508
Sinopharm Group Co., Ltd., Class H	7,200	18,511
Sinotruk Hong Kong, Ltd.	4,500	11,744
Sunac China Holdings, Ltd.	17,000	71,944
Sunny Optical Technology Group Co., Ltd.	4,400	70,816
TAL Education Group ADR(2)	2,483	169,788
Tencent Holdings, Ltd.	35,000	2,242,725
Tingyi (Cayman Islands) Holding Corp.	10,000	15,578
Tongcheng Elong Holdings, Ltd.(2)	6,000	10,895
TravelSky Technology, Ltd., Class H	5,000	8,853
Trip.com Group, Ltd. ADR(2)	2,729	70,736
Uni-President China Holdings, Ltd.	12,000	12,004
United Energy Group, Ltd.	88,000	15,961
Vipshop Holdings, Ltd. ADR(2)	3,993	79,501
Want Want China Holdings, Ltd.	42,000	31,904
Weibo Corp. ADR(2)(3)	500	16,800
Weichai Power Co., Ltd., Class H	11,000	20,725
WuXi AppTec Co., Ltd., Class H(1)	1,400	18,283
Wuxi Biologics Cayman, Inc.(1)(2)	6,500	119,311
Xiaomi Corp., Class B(1)(2)	87,400	145,237
Xinyi Solar Holdings, Ltd.	22,000	21,156
Yihai International Holding Ltd.	4,000	41,220
Yum China Holdings, Inc.	2,850	136,999
Zai Lab, Ltd. ADR(2)	275	22,586
Zhaojin Mining Industry Co., Ltd., Class H	13,500	16,034
Zhongsheng Group Holdings, Ltd.	3,500	19,575
Zhuzhou CRRC Times Electric Co., Ltd., Class H	3,900	10,001
ZTO Express Cayman, Inc. ADR	4,144	152,126
		$11,281,937
Colombia — 4.7%
Banco Davivienda S.A., PFC Shares	16,277	$121,276
Bancolombia S.A.	46,113	294,495
Cementos Argos S.A.	160,305	145,034
Empresa de Energia de Bogota S.A. ESP(2)	361,939	224,888
Security	Shares	Value
Colombia (continued)
Grupo de Inversiones Suramericana S.A.	42,432	$ 210,466
Grupo Nutresa S.A.	27,638	153,708
Interconexion Electrica S.A. ESP	57,781	289,059
Millicom International Cellular S.A. SDR	13,504	355,497
		$ 1,794,423
Cyprus — 0.3%
Polymetal International PLC	6,800	$ 133,982
		$ 133,982
Egypt — 3.2%
Commercial International Bank Egypt SAE	258,090	$1,038,469
Egypt Kuwait Holding Co. SAE	161,430	179,618
		$1,218,087
Greece — 6.1%
Alpha Bank AE(2)	313,326	$235,380
Eurobank Ergasias S.A.(2)	568,295	263,157
Hellenic Telecommunications Organization S.A.	51,287	692,784
JUMBO S.A.	23,806	428,763
Motor Oil (Hellas) Corinth Refineries S.A.	13,500	186,485
Mytilineos S.A.	23,900	196,750
National Bank of Greece S.A.(2)	124,200	175,753
Piraeus Bank S.A.(2)	73,200	130,033
		$2,309,105
Hong Kong — 1.1%
Alibaba Health Information Technology, Ltd.(2)	22,000	$64,695
Alibaba Pictures Group, Ltd.(2)	80,000	10,710
China Gas Holdings, Ltd.	25,600	79,305
China Overseas Land & Investment, Ltd.	26,000	79,390
China Resources Gas Group, Ltd.	4,000	19,571
China State Construction International Holdings, Ltd.	14,000	8,225
China Taiping Insurance Holdings Co., Ltd.	7,200	11,631
Haier Electronics Group Co., Ltd.	6,000	18,267
Hutchison China MediTech, Ltd. ADR(2)	500	13,790
Kingboard Chemical Holdings, Ltd.	4,500	11,746
Nine Dragons Paper Holdings, Ltd.	13,000	11,886
Sino Biopharmaceutical, Ltd.	38,000	71,622
Sun Art Retail Group, Ltd.	16,000	27,450
		$428,288
Indonesia — 1.0%
Ace Hardware Indonesia Tbk PT(2)	190,700	$20,195
Bank Central Asia Tbk PT	50,600	101,240
Bank Mandiri Persero Tbk PT	88,400	30,695
Bank Negara Indonesia Persero Tbk PT	72,200	23,328
Bank Rakyat Indonesia Persero Tbk PT	248,200	52,977

Calvert
Emerging Markets Advancement Fund
June 30, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Indonesia (continued)
Barito Pacific Tbk PT(2)	229,600	$ 18,788
Charoen Pokphand Indonesia Tbk PT	62,200	24,390
Indocement Tunggal Prakarsa Tbk PT(2)	24,600	20,421
Indofood CBP Sukses Makmur Tbk PT	19,300	12,666
Telekomunikasi Indonesia Persero Tbk PT	224,800	48,155
Unilever Indonesia Tbk PT	78,300	43,450
		$ 396,305
Peru — 1.3%
Credicorp, Ltd.	3,200	$427,744
InRetail Peru Corp.(1)	1,100	37,400
Intercorp Financial Services Inc.	1,400	37,030
		$502,174
Philippines — 1.1%
Aboitiz Equity Ventures, Inc.	17,000	$15,549
Ayala Corp.	2,300	36,102
Ayala Land, Inc.	61,400	41,877
Bank of the Philippine Islands	13,400	19,417
BDO Unibank, Inc.	14,200	28,021
Globe Telecom, Inc.	600	24,938
GT Capital Holdings, Inc.	1,200	11,014
JG Summit Holdings, Inc.	21,700	28,324
Jollibee Foods Corp.	4,300	12,140
Manila Electric Co.	1,900	10,255
Metro Pacific Investments Corp.	166,000	12,410
Metropolitan Bank & Trust Co.	13,500	10,085
Puregold Price Club, Inc.	12,100	11,292
Robinsons Retail Holdings, Inc.	8,100	10,560
SM Investments Corp.	3,600	68,371
SM Prime Holdings, Inc.	69,900	44,957
Universal Robina Corp.	6,700	17,539
		$402,851
Russia — 3.6%
Magnit PJSC	1,799	$102,101
Mail.Ru Group, Ltd. GDR(2)(4)	1,800	40,500
Mobile TeleSystems PJSC	25,151	117,944
Moscow Exchange MICEX-RTS PJSC	37,600	60,109
PhosAgro PJSC	600	22,295
Polyus PJSC	800	134,944
Rostelecom PJSC	21,191	26,287
Surgutneftegas PJSC	217,723	118,425
Tatneft PJSC	30,832	242,834
Transneft PJSC, PFC Shares	42	79,167
VTB Bank PJSC	140,695,200	69,897
X5 Retail Group NV GDR(4)	1,920	67,968
Security	Shares	Value
Russia (continued)
Yandex NV, Class A(2)	5,684	$ 284,314
		$ 1,366,785
South Korea — 16.0%
AMOREPACIFIC Corp.	252	$ 35,249
AMOREPACIFIC Group	251	10,868
BGF retail Co., Ltd.	79	9,157
BNK Financial Group, Inc.	2,840	11,929
Celltrion Healthcare Co., Ltd.(2)	990	89,753
Celltrion, Inc.(2)	1,328	339,885
Cheil Worldwide, Inc.	1,539	21,242
CJ CheilJedang Corp.	167	45,599
CJ Corp.	333	24,061
CJ Logistics Corp.(2)	102	13,444
Coway Co., Ltd.	528	31,920
DB Insurance Co., Ltd.	408	14,633
Doosan Bobcat, Inc.	551	12,255
Douzone Bizon Co., Ltd.	175	14,952
Fila Holdings Corp.	443	13,073
GS Holdings Corp.	974	29,503
Hana Financial Group, Inc.	2,641	60,063
Hankook Tire & Technology Co., Ltd.	439	9,086
Hanmi Pharm Co., Ltd.	100	20,404
Hanon Systems	1,500	11,368
Helixmith Co., Ltd.(2)	285	14,608
HLB, Inc.(2)	415	32,067
Hotel Shilla Co., Ltd.	143	8,505
Hyundai Engineering & Construction Co., Ltd.	1,615	44,737
Hyundai Glovis Co., Ltd.	106	9,012
Hyundai Heavy Industries Holdings Co., Ltd.	102	21,051
Hyundai Marine & Fire Insurance Co., Ltd.	547	10,500
Hyundai Mobis Co., Ltd.	881	141,417
Hyundai Motor Co.	1,985	163,055
Industrial Bank of Korea	1,200	8,154
Kakao Corp.	493	110,630
KB Financial Group, Inc.	3,581	101,377
KMW Co., Ltd.(2)	237	12,659
Korea Investment Holdings Co., Ltd.	213	7,986
Korea Zinc Co., Ltd.	239	66,967
KT Corp.	2,198	43,301
Kumho Petrochemical Co., Ltd.	193	12,070
LG Chem, Ltd.	585	241,417
LG Corp.	1,050	62,665
LG Display Co., Ltd.(2)	2,188	20,949
LG Electronics, Inc.	1,097	58,136
LG Household & Health Care, Ltd.	86	96,390
LG Innotek Co., Ltd.	100	14,665

Calvert
Emerging Markets Advancement Fund
June 30, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
South Korea (continued)
LG Uplus Corp.	2,080	$ 21,256
Lotte Chemical Corp.	149	20,824
Mirae Asset Daewoo Co., Ltd.	1,777	9,969
NAVER Corp.	1,398	314,526
NCSoft Corp.	155	115,309
Netmarble Corp.(1)(2)	331	27,743
NH Investment & Securities Co., Ltd.	1,530	10,644
Orion Corp. of Republic of Korea	538	60,229
Pearl Abyss Corp.(2)	70	12,736
S-1 Corp.	177	12,684
Samsung C&T Corp.	791	76,946
Samsung Electro-Mechanics Co., Ltd.	529	57,391
Samsung Electronics Co., Ltd.	51,817	2,293,816
Samsung Engineering Co., Ltd.(2)	4,208	43,369
Samsung Fire & Marine Insurance Co., Ltd.	235	34,551
Samsung Heavy Industries Co., Ltd.(2)	5,123	25,651
Samsung SDI Co., Ltd.	492	150,435
Samsung SDS Co., Ltd.	268	37,908
Samsung Securities Co., Ltd.	500	11,054
Shinhan Financial Group Co., Ltd.	3,998	96,616
Shinsegae, Inc.	60	11,110
SK Hynix, Inc.	5,417	386,765
SK Telecom Co., Ltd.	255	44,910
Woori Financial Group, Inc.	4,526	33,361
Yuhan Corp.	723	30,631
		$6,061,196
Taiwan — 13.5%
Accton Technology Corp.	2,000	$15,531
Acer, Inc.	26,000	15,847
Advantech Co., Ltd.	3,000	30,191
Airtac International Group	3,000	52,996
ASE Technology Holding Co., Ltd.	19,000	43,757
Asustek Computer, Inc.	4,000	29,389
AU Optronics Corp.(2)	35,000	11,047
Catcher Technology Co., Ltd.	11,000	83,360
Cathay Financial Holding Co., Ltd.	62,000	88,194
Chailease Holding Co., Ltd.	10,400	44,336
Chang Hwa Commercial Bank, Ltd.	38,000	25,002
Cheng Shin Rubber Industry Co., Ltd.	7,000	8,044
Chicony Electronics Co., Ltd.	5,000	14,493
China Development Financial Holding Corp.	91,000	29,262
China Life Insurance Co., Ltd.	12,000	8,915
China Steel Corp.	101,000	71,128
Chroma ATE, Inc.	8,000	41,401
Chunghwa Telecom Co., Ltd.	33,000	131,058
Compal Electronics, Inc.	17,000	11,127
Security	Shares	Value
Taiwan (continued)
CTBC Financial Holding Co., Ltd.	147,000	$ 101,877
Delta Electronics, Inc.	16,000	91,302
E.Sun Financial Holding Co., Ltd.	81,000	76,724
Elite Material Co., Ltd.	4,000	21,770
Far Eastern New Century Corp.	11,000	10,447
Far EasTone Telecommunications Co., Ltd.	13,000	30,015
First Financial Holding Co., Ltd.	70,000	53,966
Formosa Petrochemical Corp.	9,000	27,240
Foxconn Technology Co., Ltd.	8,000	15,405
Fubon Financial Holding Co., Ltd.	59,000	88,088
Genius Electronic Optical Co., Ltd.	1,000	23,917
Giant Manufacturing Co., Ltd.	2,000	17,977
Globalwafers Co., Ltd.	1,000	13,773
Hiwin Technologies Corp.	4,000	40,105
Hotai Motor Co., Ltd.	3,000	71,930
Hua Nan Financial Holdings Co., Ltd.	50,000	34,031
Inventec Corp.	15,000	12,806
Largan Precision Co., Ltd.	1,000	139,040
Lite-On Technology Corp.	8,000	12,597
Macronix International	9,000	9,544
MediaTek, Inc.	12,000	237,247
Mega Financial Holding Co., Ltd.	76,000	79,887
Micro-Star International Co., Ltd.	4,000	14,644
Nanya Technology Corp.	5,000	10,432
Nien Made Enterprise Co., Ltd.	2,000	19,602
Novatek Microelectronics Corp.	4,000	31,087
Parade Technologies, Ltd.	1,000	33,518
Pegatron Corp.	14,000	30,536
Phison Electronics Corp.	1,000	10,063
Pou Chen Corp.	8,000	7,848
Powertech Technology, Inc.	3,000	10,951
President Chain Store Corp.	4,000	40,239
Quanta Computer, Inc.	17,000	41,131
Radiant Opto-Electronics Corp.	4,000	16,196
Realtek Semiconductor Corp.	2,000	20,385
Shanghai Commercial & Savings Bank, Ltd. (The)	23,000	35,671
Shin Kong Financial Holding Co., Ltd.(2)	89,946	26,349
Silicon Motion Technology Corp. ADR	324	15,801
Simplo Technology Co., Ltd.	1,000	10,910
Sino-American Silicon Products, Inc.	5,000	16,215
SinoPac Financial Holdings Co., Ltd.	71,000	26,244
Synnex Technology International Corp.	10,000	14,168
Taishin Financial Holding Co., Ltd.	71,000	32,281
Taiwan Business Bank	27,000	9,928
Taiwan Cement Corp.	33,000	48,016
Taiwan Cooperative Financial Holding Co., Ltd.	50,000	35,296
Taiwan Fertilizer Co., Ltd.	16,000	27,099

Calvert
Emerging Markets Advancement Fund
June 30, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Taiwan (continued)
Taiwan High Speed Rail Corp.	8,000	$ 9,944
Taiwan Mobile Co., Ltd.	11,000	41,252
Taiwan Semiconductor Manufacturing Co., Ltd.	192,000	2,050,466
Teco Electric and Machinery Co., Ltd.	32,000	29,430
Tripod Technology Corp.	4,000	17,896
Unimicron Technology Corp.	13,000	22,281
Uni-President Enterprises Corp.	34,000	82,375
United Microelectronics Corp.	86,000	46,495
Vanguard International Semiconductor Corp.	4,000	10,636
Voltronic Power Technology Corp.	1,000	28,815
Walsin Lihwa Corp.	54,000	26,790
Walsin Technology Corp.	6,000	36,668
Win Semiconductors Corp.	3,000	30,630
Wistron Corp.	11,000	13,429
Wiwynn Corp.	1,000	27,338
WPG Holdings, Ltd.	11,000	14,677
Yageo Corp.	2,000	26,056
Yuanta Financial Holding Co., Ltd.	85,000	50,586
Zhen Ding Technology Holding, Ltd.	2,000	8,777
		$5,123,917
United Arab Emirates — 3.5%
Abu Dhabi Commercial Bank PJSC	90,030	$121,994
Abu Dhabi Islamic Bank PJSC	29,740	30,058
Aldar Properties PJSC	125,680	61,524
Dana Gas PJSC	53,000	9,379
Dubai Islamic Bank PJSC	58,740	61,301
Emaar Development PJSC(2)	14,300	8,194
Emaar Malls PJSC(2)	65,860	24,825
Emaar Properties PJSC(2)	113,650	85,862
Emirates NBD Bank PJSC	90,845	221,315
Emirates Telecommunications Group Co. PJSC	56,550	254,837
First Abu Dhabi Bank PJSC	141,890	440,137
		$1,319,426
Total Common Stocks (identified cost $31,673,623)		$32,363,156

Short-Term Investments — 9.2%

Other — 9.1%
Description	Units	Value
Calvert Cash Reserves Fund, LLC, 0.13%(5)	3,445,821	$ 3,445,821
Total Other (identified cost $3,445,821)		$ 3,445,821

Securities Lending Collateral — 0.1%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 0.13%(6)	35,168	$ 35,168
Total Securities Lending Collateral (identified cost $35,168)		$ 35,168
Total Short-Term Investments (identified cost $3,480,989)		$ 3,480,989

Total Investments — 94.5% (identified cost $35,154,612)	$35,844,145
Other Assets, Less Liabilities — 5.5%	$ 2,072,080
Net Assets — 100.0%	$37,916,225

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities amounts to $715,735, which represents 1.9% of the net assets of the Fund as of June 30, 2020.
(2)	Non-income producing security.
(3)	All or a portion of this security was on loan at June 30, 2020. The aggregate market value of securities on loan at June 30, 2020 was $401,829 and the total market value of the collateral received by the Fund was $419,856, comprised of cash of $35,168 and U.S. government and/or agencies securities of $384,688.
(4)	Security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At June 30, 2020, the aggregate value of these securities is $108,468 or 0.3% of the Fund net assets.
(5)	Affiliated investment company, available to Calvert portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of
June 30, 2020.
(6)	Represents investment of cash collateral received in connection with securities lending.

Calvert
Emerging Markets Advancement Fund
June 30, 2020
Schedule of Investments (Unaudited) — continued

At June 30, 2020, the concentration of the Fund’s investments in the various sectors, determined as a percentage of net assets, was as follows:
Economic Sectors	% of Net Assets
Information Technology	18.5%
Financials	18.4
Communication Services	15.1
Consumer Discretionary	14.2
Materials	3.5
Industrials	3.4
Consumer Staples	2.9
Health Care	2.9
Energy	2.3
Real Estate	2.1
Utilities	2.0
Total	85.3%
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	2,158,193	USD	2,425,666	Goldman Sachs International	7/2/20	$ —	$(938)
USD	1,736,654	EUR	1,558,193	Goldman Sachs International	7/2/20	—	(13,975)
USD	681,280	EUR	600,000	Standard Chartered Bank	7/2/20	7,180	—
USD	2,427,343	EUR	2,158,193	Goldman Sachs International	8/4/20	878	—
USD	404,754	AED	1,495,000	Standard Chartered Bank	5/31/22	—	(480)
USD	1,035,295	AED	3,825,000	Standard Chartered Bank	5/31/22	—	(1,509)
						$8,058	$(16,902)
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Equity Futures
MSCI Emerging Markets Index	53	Long	9/18/20	$2,612,105	$14,965
SGX NIFTY 50 Index	63	Long	7/30/20	1,294,650	(5,614)
					$9,351

Abbreviations:
ADR	– American Depositary Receipt
GDR	– Global Depositary Receipt
PFC Shares	– Preference Shares
SDR	– Swedish Depositary Receipt

Calvert
Emerging Markets Advancement Fund
June 30, 2020
Schedule of Investments (Unaudited) — continued

Currency Abbreviations:
AED	– United Arab Emirates Dirham
EUR	– Euro
USD	– United States Dollar
At June 30, 2020, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
In the normal course of pursuing its investment objective, the Fund is subject to the following risks:
Equity Price Risk: During the fiscal year to date ended June 30, 2020, the Fund entered into equity futures contracts to enhance total return, to manage certain investment risks and/or as a substitute for the purchase of securities.
Foreign Exchange Risk: During the fiscal year to date ended June 30, 2020, the Fund entered into forward foreign currency exchange contracts and currency options to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.
At June 30, 2020, the value of the Fund's investment in affiliated funds was $3,445,821, which represents 9.1% of the Fund's net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended June 30, 2020 were as follows:
Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Calvert Cash Reserves Fund, LLC	$ —	$12,563,988	$(9,118,167)	$ —	$ —	$3,445,821	$428	3,445,821
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of June 30, 2020, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$24,680	$ —	$ —	$24,680
China	4,153,511	7,128,426	—	11,281,937
Colombia	1,438,926	355,497	—	1,794,423
Cyprus	—	133,982	—	133,982
Egypt	—	1,218,087	—	1,218,087
Greece	—	2,309,105	—	2,309,105
Hong Kong	13,790	414,498	—	428,288
Indonesia	—	396,305	—	396,305
Peru	502,174	—	—	502,174
Philippines	—	402,851	—	402,851
Russia	392,782	974,003	—	1,366,785
South Korea	—	6,061,196	—	6,061,196
Taiwan	15,801	5,108,116	—	5,123,917

Calvert
Emerging Markets Advancement Fund
June 30, 2020
Schedule of Investments (Unaudited) — continued

Asset Description	Level 1	Level 2	Level 3	Total
United Arab Emirates	$—	$ 1,319,426	$ —	$1,319,426
Total Common Stocks	$6,541,664	$25,821,492(1)	$ —	$32,363,156
Short-Term Investments:
Other	$—	$ 3,445,821	$ —	$3,445,821
Securities Lending Collateral	35,168	—	—	35,168
Total Investments	$6,576,832	$29,267,313	$ —	$35,844,145
Forward Foreign Currency Exchange Contracts	$ —	$ 8,058	$ —	$8,058
Futures Contracts	14,965	—	—	14,965
Total	$6,591,797	$29,275,371	$ —	$35,867,168
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$(16,902)	$ —	$(16,902)
Futures Contracts	—	(5,614)	—	(5,614)
Total	$ —	$(22,516)	$ —	$(22,516)

(1)	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
Affiliated Fund. The Fund may invest in Calvert Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Calvert Research and Management (CRM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day and are categorized as Level 2 in the hierarchy. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.
For additional information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.